INVENTORIES	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES

	US Dollars
Figures in millions	2021	2020	2019
Non-current
Raw materials - ore stockpiles	27	69	93

Current
Raw materials
- ore stockpiles	217	262	229
- heap-leach inventory	6	5	4
Work in progress
- metals in process	49	46	51
Finished goods
- gold doré/bullion	29	42	42
- by-products	1	—	1
Total metal inventories	302	355	327
Mine operating supplies	401	378	305
	703	733	632

Total inventories(1)	730	802	725
(1)The amount of the write-down of ore stockpiles, heap-leach inventory, metals in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense in cost of sales is $13m (2020: $7m; 2019: $4m).